Fair Value Measurement - Changes in Fair Value (Details) - USD ($) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value		$ (10.3)	$ 0.0
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance		12.0	13.8
Settlement/Payments		(3.9)	(5.2)
Changes in fair value		3.5	3.4
Liability, ending balance	$ 11.6	11.6	12.0
Embedded Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance		113.3	0.0
Initial measurement of new derivative		2.8	107.2
Changes in fair value		61.4	6.1
Settlement/Payments		(177.5)	0.0
Liability, ending balance	0.0	0.0	113.3
Preferred Stock Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance		22.9	6.7
Changes in fair value		121.6	16.2
Settlement/Payments		(144.5)	0.0
Liability, ending balance	0.0	0.0	$ 22.9
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability, beginning balance	0.0
Initial measurement of new derivative	14.6
Changes in fair value	(10.3)
Liability, ending balance	$ 4.3	$ 4.3